BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY - Fair value of identified intangible assets, customer relationship and its estimated useful lives (Details) - 12 months ended Jun. 30, 2025 - Future Gas Station (Beijing) Technology, Ltd - Customer Relationships
	CNY (¥)	USD ($)
BUSINESS ACQUISITION AND INVESTMENT IN UNCONSOLIDATED ENTITY
Intangible assets - customer relationship	¥ 7,000,000	$ 977,163
Less: accumulated amortization	(1,750,000)	(244,291)
Less: impairment	¥ (5,250,000)	$ (732,872)
Average Useful Life (in Years)	10 years